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November 21, 2014

thomas.majewski@shearman.com
(212) 848-7182

U.S. Securities and Exchange Commission

Division of Investment Management
100 F Street, NE
Washington, DC 20549

Miller/Howard High Income Equity Fund (the “Fund”)
File Nos. 333-173849 and 811-22553

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 8 to the Fund’s Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended, and Amendment No. 8 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended, (“Amendment No. 8”) on behalf of the Miller/Howard High Income Equity Fund.

This Amendment No. 8 is being filed for the purposes of providing certain updates and additional disclosure.

The filing fee of $30,095.80 has been sent by wire transfer to the Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212-848-7182).

Very truly yours,

/s/ Thomas M. Majewski

Thomas M. Majewski

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